Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 12 – Equity

Preferred Stock

The Company initially had 50,000,000 authorized Preferred Shares and a total of 750,000 of its Preferred shares issued and outstanding, with a par value of US$0.0001 (after Share Consolidation, the par value changed to $0.0016). Each Preferred Share has voting rights equal to two Ordinary Shares of the Company and each Preferred Share is convertible into one Ordinary Share at any time. Except for voting rights and conversion rights, the Ordinary Shares and the Preferred Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Stock issuance to management and an external party

On June 30, 2022, the Company authorized the grant of Restricted Stock Units (“RSU”) of 120,000 ordinary shares to the Company’s then Chief Executive Officer and 39,000 ordinary shares to the Company’s Vice President under the Company’s 2021 Omnibus Equity Plan for service period from July 1, 2022 to June 30, 2023, which were valued based on the closing stock price of $2.62 on June 30, 2022, the grant date. The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The last tranche of 30,000 RSUs granted to the then Chief Executive Officer was forfeited due to his resignation as the Chief Executive Officer effective on March 1, 2023. The RSUs granted to the then Chief Executive Officer and Vice President resulted in $208,290 compensation cost for the year ended December 31, 2022 and $129,690 compensation cost for the year ended December 31, 2023, which were charged to general and administrative expenses.

On November 12, 2025, the Company granted 205,656 shares as stock awards to its employees under the Company’s 2021 Omnibus Equity Plan, which were vested immediately on the Grant Date on December 3, 2025. The fair value of these ordinary shares was $ 489,461.28 based on the closing stock price $2.38 on December 3, 2025.

In aggregate, share-based compensation expense amounted to $489,461.28, nil and $129,690 for the years ended December 31, 2025, 2024 and 2023, respectively.

Share Consolidation

On October 25, 2023, the shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved by an ordinary resolution of a share consolidation (the “Share Consolidation”) that (i) every sixteen (16) issued and unissued ordinary shares of the Company, par value $0.0001 each (the “Ordinary Shares”) be consolidated into one (1) ordinary share par value $0.0016 each and (ii) every sixteen (16) issued and unissued preferred shares of the Company, par value $0.0001 each (the “Preferred Shares”) be consolidated into one (1) preferred share, par value $0.0016 each. Immediately following the Share Consolidation, the shareholders of the Company approved by an ordinary resolution of share capital increase that the authorized share capital of the Company be increased to $800,000 divided into 500,000,000 shares of which (x) 450,000,000 shares are designated as ordinary shares with a nominal or par value of $0.0016 per share, and (y) 50,000,000 shares are designated as preferred shares with a nominal or par value of $0.0016 per share (the “Share Capital Increase”). At the Meeting, the shareholders of the Company also approved by a special resolution the third amended and restated memorandum and articles of association of the Company to reflect the Share Consolidation and the Share Capital Increase. The Company believes it is appropriate to reflect the Share Consolidation of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital, which is RMB14 million (approx. $2 million) as of December 31, 2025. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2025 and 2024, the balance of statutory reserve were both $394,541.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As aforementioned in Note 12, Statutory Reserve, under PRC law, the Company’s subsidiary and VIE located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves. Appropriations to certain statutory reserves are made at the discretion of the Board of Directors. However, these reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. Therefore, these statutory reserves, along with the registered capital of the PRC entities are considered as restricted.

The restricted net assets that include paid in capital and statutory reserve funds amounted to $53,574,732 and $53,085,271 as of December 31, 2025 and 2024, respectively.